INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign
Loss before taxes is comprised as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Domestic (Israel)	$(107,889)	$(109,088)	$(498,242)
Foreign	(7,679)	3,416	(5,807)
Total	$(115,568)	$(105,672)	$(504,049)

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Operating loss carryforward	$55,189	$35,682
Share based compensation	94,807	96,553
Research and development	18,614	13,379
Accrued social benefits and other	573	414
Other costs	202	2,679
Operating lease liability	4,348	5,227
Deferred tax asset before valuation allowance	$173,733	$153,934
Valuation allowance	(164,848)	(144,444)
Total deferred tax assets	$8,885	$9,490

Fixed Assets	(3,166)	(3,103)
Operating lease right-of-use asset	(5,108)	(6,387)
Deferred tax liabilities	$(8,274)	$(9,490)
Net deferred taxes	$611	$—

Schedule of Valuation Allowance
The net changes in the total valuation allowance for each of the years ended December 31, 2023 and 2022, are comprised as follows:

	December 31, 2023	December 31, 2022
Opening balance	$144,444	$126,898
Additions during the year	20,404	17,546
Ending Balance	$164,848	$144,444

Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Current	$(749)	$1,748	$1,281
Deferred	(611)	—	—
	$(1,360)	$1,748	$1,281

	December 31, 2023	December 31, 2022	December 31, 2021
Domestic	$92	$136	$—
Foreign	(1,452)	1,612	1,281
	$(1,360)	$1,748	$1,281

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2023	December 31, 2022
Opening balance	$1,726	$856
Tax positions reversed in current year related to previous years	(1,315)	(405)
Tax positions taken in current year	240	1,230
Accrued interest	34	45
Ending Balance	$685	$1,726

Schedule of Operating Loss Carryforwards
As of December 31, 2023, the Company and its subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$231,063
REE Automotive UK Limited	$8,146
REE Automotive Japan K.K.	$41